Statement of Changes in Net Assets Available for Benefits - EBP 044 - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Deductions from net assets attributed to:
Total deductions	$ (149,081,234)	$ (128,434,951)
Net assets available for benefits:
Beginning of year	1,378,397,795
End of year	1,587,360,148	1,378,397,795
EBP, Participant-Directed
Investment income:
Net appreciation in fair value of investments	188,245,684	114,822,287
Dividends and interest	16,508,220	15,559,925
Net investment income	204,753,904	130,382,212
Notes receivable from participants:
Interest	2,409,167	1,614,318
Contributions:
Participants	90,674,837	77,505,084
Employer	44,015,238	54,830,808
Total contributions	134,690,075	132,335,892
Total additions	341,853,146	264,332,422
Deductions from net assets attributed to:
Benefits paid to participants	(147,459,723)	(126,939,661)
Administrative expenses	(1,621,511)	(1,495,290)
Transfers between funds	0	0
Total deductions	(149,081,234)	(128,434,951)
Net increase (decrease)	192,771,912	135,897,471
Asset transfer for Chuy's merger	16,190,441	53,087,752
Net assets available for benefits:
Beginning of year	1,378,397,795	1,189,412,572
End of year	1,587,360,148	1,378,397,795
Participant Directed Funds
Investment income:
Net appreciation in fair value of investments	128,263,881	113,176,530
Dividends and interest	9,333,420	8,434,942
Net investment income	137,597,301	121,611,472
Notes receivable from participants:
Interest	2,409,167	1,614,318
Contributions:
Participants	90,674,837	77,505,084
Employer	44,015,238	54,830,808
Total contributions	134,690,075	132,335,892
Total additions	274,696,543	255,561,682
Deductions from net assets attributed to:
Benefits paid to participants	(128,510,937)	(110,554,052)
Administrative expenses	(1,578,389)	(1,446,472)
Transfers between funds	3,802,875	1,778,662
Total deductions	(126,286,451)	(110,221,862)
Net increase (decrease)	148,410,092	145,339,820
Asset transfer for Chuy's merger	16,190,441	53,087,752
Net assets available for benefits:
Beginning of year	1,173,762,754	975,335,182
End of year	1,338,363,287	1,173,762,754
Participant Directed ESOP Funds (Note 7)
Investment income:
Net appreciation in fair value of investments	59,981,803	1,645,757
Dividends and interest	7,174,800	7,124,983
Net investment income	67,156,603	8,770,740
Notes receivable from participants:
Interest	0	0
Contributions:
Participants	0	0
Employer	0	0
Total contributions	0	0
Total additions	67,156,603	8,770,740
Deductions from net assets attributed to:
Benefits paid to participants	(18,948,786)	(16,385,609)
Administrative expenses	(43,122)	(48,818)
Transfers between funds	(3,802,875)	(1,778,662)
Total deductions	(22,794,783)	(18,213,089)
Net increase (decrease)	44,361,820	(9,442,349)
Asset transfer for Chuy's merger	0	0
Net assets available for benefits:
Beginning of year	204,635,041	214,077,390
End of year	$ 248,996,861	$ 204,635,041